PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Summary of Changes in the OPEB Obligation and Changes in Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Return on plan assets less than discount rate	$ 404	$ (576)
Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	861
Past service cost - Plan amendments			$ (57)
Balance at end of the period	967	861
Present value of the wholly or partly funded obligation	(19)	(20)
Fair value of plan assets	4	5
Net present value of the wholly or partly funded obligation	(15)	(15)
Present value of the unfunded obligation	(952)	(846)
Net amount recognized	(967)	(861)
Other post-employment benefits and other long-term employee benefits ("OPEB") | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	866	1,190
Current service cost	27	37
Interest cost on DBO	46	30
Past service cost - Plan amendments	6
Actuarial (gain) loss	64	(250)
Demographic assumptions	18	1
Financial assumptions	44	(251)
Experience adjustment	2	0
Benefits paid	(75)	(71)
Foreign currency exchange rate differences and other movements	37	(70)
Balance at end of the period	971	866	1,190
Net amount recognized	(971)	(866)	(1,190)
Other post-employment benefits and other long-term employee benefits ("OPEB") | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(5)	(6)
Benefits paid	1
Balance at end of the period	(4)	(5)	(6)
Return on plan assets less than discount rate		(1)
Net amount recognized	4	5	6
Canada | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	455
Past service cost - Plan amendments			1
Balance at end of the period	508	455
Present value of the wholly or partly funded obligation	0	0
Fair value of plan assets	0	0
Net present value of the wholly or partly funded obligation	0	0
Present value of the unfunded obligation	(508)	(455)
Net amount recognized	(508)	(455)
Canada | Other post-employment benefits and other long-term employee benefits ("OPEB") | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	455	661
Current service cost	7	11
Interest cost on DBO	24	19
Past service cost - Plan amendments	0
Actuarial (gain) loss	41	(163)
Demographic assumptions	18	0
Financial assumptions	26	(155)
Experience adjustment	(3)	(8)
Benefits paid	(29)	(32)
Foreign currency exchange rate differences and other movements	10	(41)
Balance at end of the period	508	455	661
Net amount recognized	(508)	(455)	(661)
Canada | Other post-employment benefits and other long-term employee benefits ("OPEB") | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	0	0
Benefits paid	0
Balance at end of the period	0	0	0
Return on plan assets less than discount rate		0
Net amount recognized	0	0	0
Europe | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	309
Past service cost - Plan amendments			(58)
Balance at end of the period	351	309
Present value of the wholly or partly funded obligation	(19)	(20)
Fair value of plan assets	4	5
Net present value of the wholly or partly funded obligation	(15)	(15)
Present value of the unfunded obligation	(336)	(294)
Net amount recognized	(351)	(309)
Europe | Other post-employment benefits and other long-term employee benefits ("OPEB") | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	314	423
Current service cost	17	21
Interest cost on DBO	14	5
Past service cost - Plan amendments	(2)
Actuarial (gain) loss	30	(71)
Demographic assumptions	0	0
Financial assumptions	19	(84)
Experience adjustment	11	13
Benefits paid	(35)	(32)
Foreign currency exchange rate differences and other movements	17	(32)
Balance at end of the period	355	314	423
Net amount recognized	(355)	(314)	(423)
Europe | Other post-employment benefits and other long-term employee benefits ("OPEB") | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(5)	(6)
Benefits paid	1
Balance at end of the period	(4)	(5)	(6)
Return on plan assets less than discount rate		(1)
Net amount recognized	4	5	6
Other | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	97
Past service cost - Plan amendments			0
Balance at end of the period	108	97
Present value of the wholly or partly funded obligation	0	0
Fair value of plan assets	0	0
Net present value of the wholly or partly funded obligation	0	0
Present value of the unfunded obligation	(108)	(97)
Net amount recognized	(108)	(97)
Other | Other post-employment benefits and other long-term employee benefits ("OPEB") | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	97	106
Current service cost	3	5
Interest cost on DBO	8	6
Past service cost - Plan amendments	8
Actuarial (gain) loss	(7)	(16)
Demographic assumptions	0	1
Financial assumptions	(1)	(12)
Experience adjustment	(6)	(5)
Benefits paid	(11)	(7)
Foreign currency exchange rate differences and other movements	10	3
Balance at end of the period	108	97	106
Net amount recognized	(108)	(97)	(106)
Other | Other post-employment benefits and other long-term employee benefits ("OPEB") | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	0	0
Benefits paid	0
Balance at end of the period	0	0	0
Return on plan assets less than discount rate		0
Net amount recognized	$ 0	$ 0	$ 0